NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
Notes payable in default, including related parties
	June 30, 2021	December 31, 2020
Mr. Mermelstein	$308	$285
Dr. Cartwright	-	1
Mr. Fowler	-	26
GPB	-	17
Notes payable in default	$308	$329

	December 31, 2020	December 31, 2019
Dr. Imhoff	$-	$199
Dr. Cartwright	1	2
Ms. Rosenstock	-	50
Mr. Fowler	26	26
Mr. Mermelstein	285	244
GHS	-	-
GPB	17	17
Aquarius	-	108
Accilent		58
Mr. Blumberg	-	70
Mr. James	-	2
Notes payable in default	$329	$776

Short-term notes payable, including related parties
	June 30, 2021	December 31, 2020
Dr. Cartwright	$41	$46
Dr. Faupel	5	5
Mr. Fowler	19	-
Premium Finance (insurance)	-	45
Short-term notes payable, including related parties	$65	$96

	December 31, 2020	December 31, 2019
Dr. Imhoff	$-	$167
Dr. Cartwright	46	48
Dr. Faupel	5	5
Ms. Mamula	-	15
Mr. Case	-	150
Mr. Gould	-	100
K2 (Shenghuo)	-	203
Premium Finance (insurance)	45	58
Everest	-	8
Mr. Grimm	-	49
Mr. Blumberg	-	223
Short-term notes payable, including related parties	$96	$1,026